American Century Investments®
Quarterly Portfolio Holdings
Inflation-Adjusted Bond Fund
June 30, 2024

Inflation-Adjusted Bond - Schedule of Investments
JUNE 30, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. TREASURY SECURITIES — 90.2%
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 1/15/26	69,509,880	68,671,980
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	80,577,510	80,553,783
U.S. Treasury Inflation-Indexed Bonds, 1.75%, 1/15/28	21,763,078	21,422,389
U.S. Treasury Inflation-Indexed Bonds, 3.625%, 4/15/28	50,860,847	53,466,702
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	46,918,271	47,753,827
U.S. Treasury Inflation-Indexed Bonds, 3.875%, 4/15/29	43,581,805	47,089,076
U.S. Treasury Inflation-Indexed Bonds, 3.375%, 4/15/32	30,206,637	32,991,615
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	78,782,126	61,611,290
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	62,161,092	46,726,981
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	74,627,119	64,022,905
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	60,384,432	45,281,995
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46	6,418,005	5,013,517
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	24,289,617	18,259,023
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48	26,574,350	20,368,921
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49	4,548,046	3,458,445
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50	50,222,304	30,702,267
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	45,222,592	26,186,417
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/52	49,598,822	28,203,692
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/24	43,840,600	43,812,553
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25	53,442,920	52,105,614
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25	86,402,030	83,570,242
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	124,625,094	120,586,000
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26(1)	86,103,050	82,266,276
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26	33,323,338	31,860,532
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26(1)	16,408,392	15,620,738
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	56,788,375	53,989,235
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	138,258,495	130,113,686
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	48,707,640	46,231,931
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27	10,584,700	10,414,453
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	110,526,493	104,173,651
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28	74,219,140	71,699,396
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28	27,293,054	25,942,298
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28	15,355,200	15,560,089
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	56,500,080	53,540,904
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	8,616,535	8,629,211
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	64,476,028	59,224,124
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	62,701,601	56,452,427
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31	99,370,425	87,749,192
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31	94,758,660	83,245,045
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	85,625,027	74,164,690
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32	113,581,590	101,894,201
U.S. Treasury Inflation-Indexed Notes, 1.125%, 1/15/33	84,735,105	78,434,456
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33	118,726,000	112,162,214
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/34	28,560,840	27,727,820
TOTAL U.S. TREASURY SECURITIES (Cost $2,588,479,317)		2,332,955,803
CORPORATE BONDS — 2.9%
Banks — 0.8%
Citigroup, Inc., VRN, 3.67%, 7/24/28	1,125,000	1,072,706
Citigroup, Inc., VRN, 6.27%, 11/17/33	390,000	408,646

Citigroup, Inc., VRN, 5.83%, 2/13/35		385,000	381,153
Fifth Third Bancorp, 8.25%, 3/1/38		3,220,000	3,810,440
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29		2,554,000	2,442,706
National Bank of Canada, VRN, 5.60%, 7/2/27(2)		3,883,000	3,883,013
Truist Financial Corp., VRN, 5.71%, 1/24/35		9,473,000	9,435,908
			21,434,572
Biotechnology — 0.2%
Amgen, Inc., 5.25%, 3/2/33		5,415,000	5,401,880
Consumer Finance — 0.2%
Encore Capital Group, Inc., 9.25%, 4/1/29(3)		4,420,000	4,611,479
Electric Utilities — 0.6%
Duke Energy Florida LLC, 1.75%, 6/15/30		2,940,000	2,440,916
Duke Energy Florida LLC, 5.875%, 11/15/33		2,990,000	3,111,132
Duke Energy Progress LLC, 2.00%, 8/15/31		5,000,000	4,086,746
PPL Electric Utilities Corp., 4.85%, 2/15/34		5,500,000	5,356,978
			14,995,772
Insurance — 0.3%
Chubb INA Holdings LLC, 5.00%, 3/15/34		7,005,000	6,938,611
Media — 0.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, 10/23/35		1,000,000	975,625
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., 5.20%, 2/22/34		1,283,000	1,280,864
Software — 0.3%
Open Text Holdings, Inc., 4.125%, 12/1/31(3)		5,000,000	4,404,770
Oracle Corp., 3.60%, 4/1/40		1,315,000	1,011,467
SS&C Technologies, Inc., 6.50%, 6/1/32(3)		3,000,000	3,028,295
			8,444,532
Specialized REITs — 0.3%
Iron Mountain, Inc., 5.625%, 7/15/32(3)		7,000,000	6,653,110
Specialty Retail — 0.1%
Lowe's Cos., Inc., 5.15%, 7/1/33		3,800,000	3,783,344
TOTAL CORPORATE BONDS (Cost $75,946,905)			74,519,789
ASSET-BACKED SECURITIES — 1.2%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(3)		5,186,021	4,647,379
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(3)	CAD	12,600,000	8,609,962
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(3)		$4,299,366	3,584,506
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(3)		1,618,258	1,334,303
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 7/30/54(3)		3,483,000	3,540,345
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(3)		3,925,000	3,777,423
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(3)		4,396,542	4,415,498
TOTAL ASSET-BACKED SECURITIES (Cost $32,700,878)			29,909,416
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
Private Sponsor Collateralized Mortgage Obligations — 0.7%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33		50,261	48,053
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(3)		1,983,272	1,717,431
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(3)		1,580,420	1,367,396
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33		415,955	391,425
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(3)		3,521,812	3,516,549
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(3)		915,780	824,757
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(3)		8,075,000	8,016,585
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(3)		3,021,624	3,051,873
			18,934,069

U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 2021-DNA7, Class M1, VRN, 6.19%, (30-day average SOFR plus 0.85%), 11/25/41(3)	7,257,726	7,258,222
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,780,920)		26,192,291
COLLATERALIZED LOAN OBLIGATIONS — 1.0%
Dryden 43 Senior Loan Fund, Series 2016-43A, Class B2R2, 3.09%, 4/20/34(3)	5,000,000	4,354,461
Dryden 72 CLO Ltd., Series 2019-72A, Class CR, VRN, 7.43%, (3-month SOFR plus 2.11%), 5/15/32(3)	7,700,000	7,715,190
Elmwood CLO IV Ltd., Series 2020-1A, Class BR, VRN, 7.17%, (3-month SOFR plus 1.85%), 4/18/37(3)	9,500,000	9,520,731
THL Credit Wind River CLO Ltd., Series 2019-3A, Class CR, VRN, 7.79%, (3-month SOFR plus 2.46%), 7/15/31(3)	3,800,000	3,805,585
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $25,994,281)		25,395,967
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
Bank5, Series 2024-5YR7, Class A3, SEQ, 5.77%, 6/15/57	9,556,000	9,699,515
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57	5,153,000	5,329,449
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57(2)	2,520,000	2,593,113
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(3)	7,950,000	6,929,809
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $25,805,986)		24,551,886
PREFERRED STOCKS — 0.8%
Banks — 0.5%
Commerzbank AG, 7.00%	5,200,000	5,167,650
Lloyds Banking Group PLC, 7.50%	2,600,000	2,605,560
NatWest Group PLC, 6.00%	2,600,000	2,549,916
Societe Generale SA, 8.00%(3)	2,600,000	2,598,622
		12,921,748
Capital Markets — 0.3%
Charles Schwab Corp., 5.375%	6,660,000	6,601,891
TOTAL PREFERRED STOCKS (Cost $19,527,363)		19,523,639
SHORT-TERM INVESTMENTS — 1.3%
Commercial Paper(4) — 1.3%
Landesbank Baden-Wuerttemberg, 5.46%, 7/1/24(3)	33,450,000	33,435,136
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	180,129	180,129
TOTAL SHORT-TERM INVESTMENTS (Cost $33,630,129)		33,615,265
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $2,828,865,779)		2,566,664,056
OTHER ASSETS AND LIABILITIES — 0.7%		18,857,330
TOTAL NET ASSETS — 100.0%		$2,585,521,386

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,579,135	CAD	11,782,582	Citibank N.A.	9/18/24	$(49,307)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	1,856	September 2024	$197,809,000	$1,602,424
U.S. Treasury 10-Year Notes	225	September 2024	24,746,484	319,364
U.S. Treasury 10-Year Ultra Notes	572	September 2024	64,939,875	964,901
			$287,495,359	$2,886,689
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.45%	3/5/25	$39,000,000	$(738)	$5,794,764	$5,794,026
CPURNSA	Receive	1.08%	6/4/25	$4,000,000	524	706,439	706,963
CPURNSA	Receive	1.85%	8/26/25	$14,000,000	586	2,063,685	2,064,271
CPURNSA	Receive	2.24%	1/12/26	$50,000,000	805	5,932,830	5,933,635
CPURNSA	Receive	2.22%	1/19/26	$50,000,000	806	5,968,101	5,968,907
CPURNSA	Receive	2.29%	2/2/26	$25,000,000	402	2,899,438	2,899,840
CPURNSA	Receive	2.50%	8/9/26	$8,000,000	370	57,577	57,947
CPURNSA	Receive	2.57%	4/5/28	$8,500,000	428	51,139	51,567
CPURNSA	Receive	2.64%	8/2/28	$22,000,000	555	35,472	36,027
CPURNSA	Receive	1.86%	6/20/29	$25,000,000	(775)	3,835,833	3,835,058
CPURNSA	Receive	1.80%	10/21/29	$24,500,000	(765)	3,928,614	3,927,849
CPURNSA	Receive	1.88%	11/21/29	$22,000,000	(738)	3,369,215	3,368,477
CPURNSA	Receive	1.87%	11/25/29	$4,000,000	(544)	617,293	616,749
CPURNSA	Receive	1.29%	5/19/30	$4,500,000	549	939,922	940,471
CPURNSA	Receive	2.66%	8/2/30	$37,400,000	695	(51,527)	(50,832)
CPURNSA	Receive	2.62%	3/2/33	$17,500,000	598	80,149	80,747
CPURNSA	Receive	2.65%	8/2/33	$24,900,000	688	(75,502)	(74,814)
					$3,446	$36,153,442	$36,156,888

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.(5)	CPURNSA	Receive	2.53%	8/19/24	$11,000,000	$396,144
Barclays Bank PLC	CPURNSA	Receive	2.59%	7/23/24	$16,300,000	481,210
Barclays Bank PLC	CPURNSA	Receive	2.90%	12/21/27	$19,200,000	(2,278,909)
Barclays Bank PLC	CPURNSA	Receive	2.78%	7/2/44	$15,000,000	(733,797)
						$(2,135,352)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	–	Federal Home Loan Mortgage Corp.
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $18,762,989.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $142,719,417, which represented 5.5% of total net assets.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(5)Collateral has been received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $251,715.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$2,332,955,803	—
Corporate Bonds	—	74,519,789	—
Asset-Backed Securities	—	29,909,416	—
Collateralized Mortgage Obligations	—	26,192,291	—
Collateralized Loan Obligations	—	25,395,967	—
Commercial Mortgage-Backed Securities	—	24,551,886	—
Preferred Stocks	—	19,523,639	—
Short-Term Investments	$180,129	33,435,136	—
	$180,129	$2,566,483,927	—
Other Financial Instruments
Futures Contracts	$2,886,689	—	—
Swap Agreements	—	$37,159,888	—
	$2,886,689	$37,159,888	—
Liabilities
Other Financial Instruments
Swap Agreements	—	$3,138,352	—
Forward Foreign Currency Exchange Contracts	—	49,307	—
	—	$3,187,659	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.